SUPPLEMENT DATED APRIL 2, 2019
TO

PROSPECTUSES DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE,
AND FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective April 30, 2019, the name of the Morgan Stanley Variable Insurance Fund, Inc. Mid Cap Growth Portfolio will be changed to Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.